PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
March 31, 2022 (Unaudited)

Shares				Value

	COMMON STOCKS - 100.05%			$ 489,682,957
	(Cost $432,838,511)

	AUTOMOBILE MANUFACTURERS - 17.07%			83,547,744
10	Ford Motor Company			169
10	Li Auto, Inc. - ADR *			258
10	NIO, Inc. - ADR *			211
10	Rivian Automotive, Inc. (Class A) *			502
77,530	Tesla, Inc. *			83,546,328
10	XPeng, Inc. - ADR *			276

	BANKS - 3.84%			18,777,508
10	Signature Bank			2,935
124,690	Silvergate Capital Corporation. (Class A) *			18,774,573

	BUSINESS SOFTWARE & SERVICES - 35.58%			174,155,932
10	Adobe, Inc. *			4,556
62,120	Atlassian Corporation PLC (Class A) * (United Kingdom)			18,252,720
82,190	Bill.com Holdings, Inc. *			18,639,870
10	Cadence Design Systems, Inc. *			1,645
240,870	Cloudflare, Inc. (Class A) *			28,832,139
147,980	Datadog, Inc. (Class A) *			22,414,531
164,510	DigitalOcean Holdings, Inc. *			9,516,904
10	Digital Turbine, Inc. *			438
10	DocuSign, Inc. *			1,071
109,100	Domo, Inc. (Class B) *			5,517,187
20,870	HubSpot, Inc. *			9,911,998
10	Intuit, Inc.			4,808
10	Microsoft Corp.			3,083
72,660	MongoDB, Inc. (Class A) *			32,231,249
10	Palantir Technologies Inc. (Class A) *			137
10	Paychex, Inc.			1,365
10	Paycom Software, Inc. *			3,464
10	Paylocity Holding Corporation *			2,058
10	ServiceNow, Inc. *			5,569
63,510	Snowflake Inc. (Class A) *			14,552,046
10	The Trade Desk, Inc. (Class A) *			693
86,490	Twilio Inc. (Class A) *			14,254,417
10	Unity Software Inc. *			992
10	Workday, Inc. (Class A) *			2,395
10	ZoomInfo Technologies Inc. (Class A) *			597

	CHINA INTERNET SERVICES - 0.00%			1,088
10	Alibaba Group Holding Ltd. - ADR			1,088

	COMMUNICATION EQUIPMENT - 0.00%			1,390
10	Arista Networks, Inc. *			1,390

	COMMUNICATION SERVICES - 0.00%			2,344
10	RingCentral, Inc. (Class A) *			1,172
10	Zoom Video Communications, Inc. *			1,172

	CONSUMER ELECTRONICS - 0.00%			1,746
10	Apple, Inc.			1,746

	CYBERSECURITY EQUIPMENT & SERVICES - 10.6%			51,856,635
62,840	CrowdStrike Holdings, Inc. (Class A) *			14,269,707
10	Fortinet, Inc. *			3,417
10	Okta, Inc. (Class A) *			1,510
10	SentinelOne, Inc. (Class A) *			387
36,290	Palo Alto Networks, Inc. *			22,590,888
62,130	Zscaler, Inc. *			14,990,726

	DATA STORAGE - 3.50%			17,124,291
484,970	Pure Storage, Inc. (Class A) *			17,124,291

	ENTERTAINMENT - 1.95%			9,556,630
10	Netflix, Inc. *			3,746
10	Roblox Corporation (Class A) *			462
10	Roku, Inc. (Class A) *			1,253
79,720	Sea Limited (Singapore) *			9,549,659
10	Spotify Technology S.A. (Luxembourg) *			1,510

	HEALTHCARE - 0.00%			1,619
10	Doximity, Inc. (Class A) *			521
10	OptimizeRx Corporation *			377
10	Teladoc Health, Inc. *			721

	INTERNET SERVICES - 8.35%			40,858,616
10	Airbnb, Inc. (Class A) *			1,718
10	Alphabet, Inc. (Class A) *			27,814
10	Amazon.com, Inc. *			32,599
10	Carvana Co. (Class A) *			1,193
10	Chewy, Inc. (Class A) *			408
40,190	Coinbase Global, Inc. (Class A) *			7,630,473
117,580	DoorDash, Inc. (Class A) *			13,779,200
10	Etsy, Inc. *			1,243
16,290	MercadoLibre, Inc. * (Argentina)			19,376,629
10	Opendoor Technologies, Inc. *			86
10	Shopify Inc. (Class A) * (Canada)			6,760
10	Zillow Group, Inc. (Class C) *			493

	INTERNET SOCIAL MEDIA - 3.93%			19,240,952
10	Meta Platforms, Inc. (Class A) *			2,224
10	Pinterest, Inc. (Class A) *			246
534,540	Snap, Inc. (Class A) *			19,238,095
10	Twitter, Inc. *			387

	IT FINANCIAL SERVICES - 6.14%			30,040,822
10	Affirm Holdings, Inc. (Class A) *			463
221,520	Block, Inc. (Class A) *			30,038,112
10	PayPal Holdings, Inc. *			1,156
10	Upstart Holdings, Inc. *			1,091

	SEMICONDUCTOR - 5.47%			26,761,583
10	Advanced Micro Devices, Inc. *			1,093
10	Ambarella, Inc. *			1,049
10	Broadcom, Inc.			6,297
10	KLA Corporation			3,661
10	Marvell Technology, Inc.			717
71,380	NVIDIA Corp.			19,476,747
10	ON Semiconductor Corporation *			626
10	Qualcomm, Inc.			1,528
10	Taiwan Semiconductor Manufacturing Company Limited - ADR			1,043
63,840	Wolfspeed, Inc. *			7,268,822

	SEMICONDUCTOR EQUIPMENT - 0%			14,555
10	Applied Materials, Inc.			1,318
10	ASML Holding N.V. - ADR			6,679
10	Lam Research Corp.			5,376
10	Teradyne, Inc.			1,182

	SOLAR ENERGY - 3.62%			17,738,480
87,910	Enphase Energy, Inc. *			17,738,480

	SPECIALTY INDISTRIAL MACHINERY - 0%			827
10	Kornit Digital Ltd. (Israel) *			827

	SPORTS ENTERTAINMENT & GAMING - 0%			195
10	DraftKings Inc. (Class A) *			195

	EXCHANGE TRADED FUNDS - 0.00%			6,323
	(Cost $2,128)
10	Invesco QQQ ETF			3,625
10	VanEck Semiconductor ETF			2,698

	TOTAL INVESTMENT SECURITIES - 100.05%			489,689,280
	(Cost $432,840,639)

	Liabilities in Excess of Other Assets - -0.05%			(264,093)

	NET ASSETS - 100.00%			$ 489,425,187
	Equivalent to $27.61 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.

1. SECURITY TRANSACTIONS

The cost of total investment securities owned at March 31, 2022, was $432,840,639. At March 31, 2022, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows: *

		Unrealized Appreciation		$ 62,260,713
		Unrealized Depreciation		(5,412,072)
		Unrealized Appreciation		$ 56,848,641

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

2. SECURITIES VALUATION

The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”), normally 4:00 p.m., Eastern time. Securities which are traded on stock exchanges or are quoted by Nasdaq are valued at the last reported sale price as of the close of the regular session of trading on the NYSE, or, if not traded, at the most recent bid price. Securities which are traded in the over-the-counter market, and which are not quoted by Nasdaq, are valued at the most recent bid price, as obtained from one or more of the major market makers for such securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and are categorized in Level 1, 2 or Level 3 when appropriate.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 489,682,957	$ -	$ -	$ 489,682,957
Exchange Traded Funds	6,323	-	-	6,323
Total Investment Securities	$ 489,689,280	$ -	$ -	$ 489,689,280

The Fund did not hold any Level 3 investments during the reporting period. The Fund did not hold any derivative instruments during the reporting period.